Income taxes - Reconciliation of the effective income tax rate (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income taxes
Amount of tax benefit recognized on the devaluation of investment in subsidiaries and affiliates			¥ 90
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	[1]	1.70%	(54.80%)
Valuation allowances for tax benefit recognized on the devaluation of investment in subsidiaries and affiliates			¥ 24

[1]	The tax benefit recognized on the devaluation of investment in subsidiaries and affiliates during the year ended March 31, 2016 of approximately \90 billion (which impacts Nomura's effective statutory tax rate by 54.8%) arises from the recognition of deferred tax assets from the decision of Nomura management to liquidate certain wholly-owned subsidiaries within Nomura during the year. Total valuation allowances of \24 billion have been recognized against these deferred tax assets, the impact of which are reported in changes in deferred tax valuation allowance for the same period